OTHER FINANCIAL LIABILITIES (Details) - Schedule of composition of interest bearing loans - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Total current		$ 1,421,261	$ 1,397,156
Non-current
Total non-current		5,772,266	5,864,570
Total obligations with financial institutions		7,193,527	7,261,726	$ 11,038,612
Loans To Exporters [Member]
Current
Total current		341,475	400,721
Non-current
Total obligations with financial institutions		341,475	400,721	314,619
Bank Loans [Member]
Current
Total current		16,534	37,743
Non-current
Total non-current		200,721	184,998
Total obligations with financial institutions		217,255	222,741	321,633
Guaranteed Obligations [Member]
Current
Total current	[1]	237,951	324,976
Non-current
Total non-current	[1]	1,919,376	2,209,045
Total obligations with financial institutions		2,157,327	2,534,021	4,036,843
Other Guaranteed Obligations [Member]
Current
Total current		97,730	97,143
Non-current
Total non-current		482,702	576,309
Total obligations with financial institutions		580,432	673,452	242,175
Total Bank Loans [Member]
Current
Total current		693,690	860,583
Non-current
Total non-current		2,602,799	2,970,352
Obligation With The Public [Member]
Current
Total current		32,061	14,643
Non-current
Total non-current	[2],[3],[4]	2,032,873	1,538,436
Total obligations with financial institutions		2,064,934	1,553,079	1,584,066
Financial Leases [Member]
Current
Total current	[1]	594,249	425,100
Non-current
Total non-current	[1]	1,136,594	1,199,754
Total obligations with financial institutions		1,730,843	1,624,854	1,109,504
Other Loans [Member]
Current
Total current		101,261	96,830
Non-current
Total non-current			156,028
Total obligations with financial institutions		$ 101,261	$ 252,858	$ 282,800

[1]	In the year ended December 31, 2019, the Company sold its participation in 8 permanent establishments. As a result of the above, the classification of financial liabilities associated with 41 aircraft of guaranteed obligations became financial leases.
[2]	On February 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusively owned by LATAM Airlines Group SA, has issued on the international market, pursuant to Rule 144-A and Regulation S of the securities laws of the United States of America, unsecured long-term bonds for a nominal amount of US $ 600,000,000 at an annual interest rate of 7.00%. The bonds were placed at an issue price of 99.309% with respect to its even value. The bonds have semiannual interest payments and amortization of all capital at maturity and maturity date on March 1, 2026, unless they will be redeemed early according to their terms. As reported to the market, the issuance and placement was intended to finance general corporate purposes.
[3]	On July 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusive property of LATAM Airlines Group SA, issued a re-opening of the LATAM 2026 bond, issued on February 11 of 2019, for US $ 200,000,000. This re-opening had a placement rate of 5.979%.
[4]	On June 6, 2019, LATAM Airlines Group S.A. has issued in the local market (Santiago Stock Exchange) long-term unsecured bonds called Series E (BLATM-E), which correspond to the first series of bonds charged to the line registered in the Registro de Comisin para el Mercado Financiero ("CMF") under the number N 921 dated November 26, 2018 for a total of UF 9,000,000.